Shareholder Report, Holdings (Details) - Capital Group Central Corporate Bond Fund (Class M)	May 31, 2025
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.68%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.82%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.19%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.65%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.94%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%
Other Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.01%
US Treasury Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.72%
Other Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%
Short Term Securities and Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.63%	[1]

[1]	Includes derivatives.